Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Cash and Cash Equivalents in the Statement of Cash Flows

	2023 $m	2022 $m

Cash at bank and in hand	179	165

Short-term deposits	632	421

Money market funds	375	360

Repurchase agreements	136	30

Cash and cash equivalents as recorded in the Group statement of financial position	1,322	976

Bank overdrafts	(44)	(55)

Cash and cash equivalents as recorded in the Group statement of cash flows	1,278	921

Summary of Restricted Cash and Cash Equivalents	Cash and cash equivalents with restrictions on use

	2023 $m	2022 $m

Countries with restrictions on repatriation	30	24

Capital expenditure under lease agreements	14	11

Other restrictions	12	12

	56	47